NON—CONTROLLING INTERESTS - Schedule of Group Ownership Percentages and the Non Controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
NCI	$ 67,904,736	$ 41,836,542
Latam Parque Logistico Coyol II
Statement [Line Items]
Country	Costa Rica
Ownership Percentage	50.00%	50.00%
NCI	$ 4,787,776	$ 4,504,604
Latam Parque Logistico San José - Verbena
Statement [Line Items]
Country	Costa Rica
Ownership Percentage	24.00%	24.00%
NCI	$ 23,199,548	$ 24,013,584
Parque Logístico Callao
Statement [Line Items]
Country	Peru
Ownership Percentage	40.00%	40.00%
NCI	$ 19,279,897	$ 13,318,354
Alas Partnership
Statement [Line Items]
Country	Mexico
Ownership Percentage	10.00%
NCI	$ 20,613,850	0
LPA Asset Management CR, S.A.
Statement [Line Items]
Country	Mexico
Ownership Percentage	75.00%
NCI	$ 23,665	$ 0